Supplemental information on oil and gas producing activities (unaudited) - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,892	1,883	2,011
Proved reserves, Revisions of previous estimates	[1]	141	84	9
Proved reserves, Improved recovery		143	97	93
Proved reserves, Purchases		16	35
Proved reserves, Extensions and discoveries			49	17
Proved reserves, Sales			(6)
Proved reserves, Production		(248)	(250)	(247)
Closing balance		1,944	1,892	1,883
Proved developed reserves: Opening balance		1,394	1,435	1,376
Proved developed reserves: Closing balance		1,474	1,394	1,435
Proved undeveloped reserves: Opening balance		498	448	635
Proved undeveloped reserves: Closing balance		470	498	448
Oil
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,522	1,471	1,515
Proved reserves, Revisions of previous estimates	[1]	164	94	38
Proved reserves, Improved recovery		137	79	91
Proved reserves, Purchases		12	35
Proved reserves, Extensions and discoveries			42	17
Proved reserves, Sales			(5)
Proved reserves, Production		(199)	(194)	(190)
Closing balance		1,636	1,522	1,471
Proved developed reserves: Opening balance		1,087	1,083	995
Proved developed reserves: Closing balance		1,204	1,087	1,083
Proved undeveloped reserves: Opening balance		435	388	520
Proved undeveloped reserves: Closing balance		432	435	388
Gas
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		2,116	2,346	2,828
Proved reserves, Revisions of previous estimates	[1]	(135)	(55)	(165)
Proved reserves, Improved recovery		29	102	9
Proved reserves, Purchases		22	5
Proved reserves, Extensions and discoveries			40
Proved reserves, Sales			(5)
Proved reserves, Production		(277)	(317)	(326)
Closing balance		1,755	2,116	2,346
Proved developed reserves: Opening balance		1,750	2,007	2,174
Proved developed reserves: Closing balance		1,539	1,750	2,007
Proved undeveloped reserves: Opening balance		366	339	654
Proved undeveloped reserves: Closing balance		216	366	339

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.